UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 9/30/2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 3200
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   October 22, 2003


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   76

Form 13F Information Table Value Total:   595544

                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                         September 30, 2003

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Dodge & Cox Stock Fund                          256219106      261     2584 SH       Sole                                       2584
Schwab 1000 Fund Select                         808517809      249     8716 SH       Sole                                       8716
Schwab MarketTrack Balanced                     808509400      392    29441 SH       Sole                                      29441
Vanguard US Value Fund Inv                      922020201      256    23642 SH       Sole                                      23642
3M Co.                         COM              88579Y101    15837   229290 SH       Sole                    42434            186856
AFLAC, Inc.                    COM              001055102    16376   506987 SH       Sole                    90540            416447
Abbott Laboratories            COM              002824100     1335    31375 SH       Sole                                      31375
Affiliated Computer Services,  COM              008190100    11696   240210 SH       Sole                    47950            192260
American International Group   COM              026874107    20324   352241 SH       Sole                    58524            293717
Amgen Inc.                     COM              031162100    11601   179809 SH       Sole                    35079            144730
Automatic Data Processing      COM              053015103     2116    59032 SH       Sole                      100             58932
BP PLC - Spons ADR             COM              055622104      803    19085 SH       Sole                                      19085
Bank of America                COM              060505104      550     7047 SH       Sole                                       7047
Baxter International, Inc.     COM              071813109     1911    65745 SH       Sole                                      65745
Bemis Co.                      COM              081437105      586    13225 SH       Sole                                      13225
Berkshire Hathaway A           COM              084670108      300        4 SH       Sole                                          4
CVS Corp.                      COM              126650100     1134    36510 SH       Sole                      150             36360
Cardinal Health, Inc.          COM              14149Y108    17011   291339 SH       Sole                    48074            243265
ChevronTexaco Corp.            COM              166764100     1945    27215 SH       Sole                      200             27015
Cintas Corp.                   COM              172908105    14196   383569 SH       Sole                    65728            317841
Cisco Systems                  COM              17275R102    16802   857695 SH       Sole                   135381            722314
Citigroup                      COM              172967101     8147   179024 SH       Sole                    39700            139324
Coca-Cola Co.                  COM              191216100      627    14594 SH       Sole                                      14594
Colgate-Palmolive              COM              194162103    15385   275280 SH       Sole                    47325            227955
Costco Wholesale Corp.         COM              22160K105    14387   461874 SH       Sole                    69840            392034
Cypress Semiconductor          COM              232806109      241    13656 SH       Sole                                      13656
Dell, Inc.                     COM              24702R101    16242   485983 SH       Sole                    93130            392853
EMC Corp.                      COM              268648102      166    13150 SH       Sole                                      13150
Ecolab, Inc.                   COM              278865100    19038   753987 SH       Sole                   127930            626057
Electronic Arts                COM              285512109     7965    86405 SH       Sole                    21675             64730
Emerson Electric               COM              291011104     1336    25371 SH       Sole                                      25371
Expeditors Int'l of Washington COM              302130109     5924   172220 SH       Sole                    49975            122245
Exxon Mobil Corp.              COM              30231G102     3442    94040 SH       Sole                                      94040
Fannie Mae                     COM              313586109    17924   255333 SH       Sole                    38121            217212
Fifth Third Bancorp            COM              316773100    12762   229774 SH       Sole                    47758            182016
Freddie Mac                    COM              313400301      238     4550 SH       Sole                                       4550
General Electric               COM              369604103    20838   699020 SH       Sole                    98568            600452
Harley-Davidson                COM              412822108     9163   190095 SH       Sole                    41215            148880
Home Depot                     COM              437076102     5044   158362 SH       Sole                      300            158062
ING Groep ADS                  COM              456837103      662    35802 SH       Sole                                      35802
Intel Corp.                    COM              458140100     4178   151805 SH       Sole                      800            151005
Johnson & Johnson              COM              478160104    18426   372090 SH       Sole                    48805            323285
Kimberly-Clark                 COM              494368103     1729    33687 SH       Sole                                      33687
Kohl's Corp.                   COM              500255104     4485    83840 SH       Sole                     1000             82840
MBNA Corp.                     COM              55262L100    18533   812864 SH       Sole                   127475            685389
Medtronic, Inc.                COM              585055106    21965   468130 SH       Sole                    74530            393600
Merck & Co.                    COM              589331107     1270    25092 SH       Sole                                      25092
Michaels Stores, Inc.          COM              594087108     8377   205518 SH       Sole                    41077            164441
Microsoft Corp.                COM              594918104    23086   830429 SH       Sole                    99177            731252
Mohawk Industries, Inc.        COM              608190104      692     9700 SH       Sole                                       9700
Omnicom Group                  COM              681919106    15977   222361 SH       Sole                    41755            180606
PACCAR, Inc.                   COM              693718108      812    10912 SH       Sole                                      10912
PLX Technology, Inc.           COM              693417107       63    10000 SH       Sole                                      10000
Paychex, Inc.                  COM              704326107    15318   449204 SH       Sole                    77706            371498
PepsiCo, Inc.                  COM              713448108    20713   451954 SH       Sole                    71840            380114
Pfizer, Inc.                   COM              717081103    17179   565472 SH       Sole                    94517            470955
Praxair Inc.                   COM              74005P104    11843   191170 SH       Sole                    42285            148885
Procter & Gamble               COM              742718109     1662    17909 SH       Sole                      200             17709
QUALCOMM, Inc.                 COM              747525103     3367    80809 SH       Sole                      925             79884
Royal Dutch Petroleum          COM              780257804      671    15187 SH       Sole                                      15187
SAFECO Corp.                   COM              786429100      546    15443 SH       Sole                                      15443
Southern Co.                   COM              842587107      226     7700 SH       Sole                                       7700
Starbucks Corp.                COM              855244109    25869   898231 SH       Sole                   148749            749482
State Street Corp.             COM              857477103    20466   454798 SH       Sole                    76421            378377
Sysco Corp.                    COM              871829107    23611   721818 SH       Sole                   115096            606722
Teleflex Inc.                  COM              879369106      217     5000 SH       Sole                                       5000
Texas Instruments              COM              882508104     1479    64858 SH       Sole                      100             64758
U.S. Bancorp                   COM              902973304      772    32166 SH       Sole                                      32166
United Parcel Service, Inc.    COM              911312106    17068   267531 SH       Sole                    50425            217106
Wal-Mart Stores                COM              931142103     7929   141970 SH       Sole                    33615            108355
Walgreen Co.                   COM              931422109     8231   268636 SH       Sole                    65150            203486
Washington Federal             COM              938824109     1882    74688 SH       Sole                                      74688
Washington Mutual Inc.         COM              939322103      212     5397 SH       Sole                                       5397
Wells Fargo                    COM              949746101      916    17789 SH       Sole                                      17789
Wrigley Wm Jr                  COM              982526105      265     4800 SH       Sole                                       4800
Wyeth                          COM              983024100      295     6400 SH       Sole                                       6400
REPORT SUMMARY                 76 DATA RECORDS              595544            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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